Fair Value Measurements and Other Financial Instruments - Fair Value Measurements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents	$ 491.9	$ 210.0
Interest Rate Swaps [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative financial instruments net asset/liability	1.0
Foreign Currency Forward Contracts [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative financial instruments net asset/liability	40.0	25.0
Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents
Level 1 [Member] | Interest Rate Swaps [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative financial instruments net asset/liability
Level 1 [Member] | Foreign Currency Forward Contracts [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative financial instruments net asset/liability
Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents	491.9	210.0
Level 2 [Member] | Interest Rate Swaps [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative financial instruments net asset/liability	1.0
Level 2 [Member] | Foreign Currency Forward Contracts [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative financial instruments net asset/liability	40.0	25.0
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents
Level 3 [Member] | Interest Rate Swaps [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative financial instruments net asset/liability
Level 3 [Member] | Foreign Currency Forward Contracts [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative financial instruments net asset/liability